Employee benefits - Overfunded pension plans - Measurement of assets at fair value (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Return on plan assets	$ (13)
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	426	$ 491
Return on plan assets	34	11
Assets purchases	315	71
Assets sold during the year	(350)	(113)
Translation adjustment	26	(34)
Transfer	213
Assets as at end of the year	664	426
Trading equity securities [member] | Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	103	126
Return on plan assets	(5)	10
Assets purchases	10	28
Assets sold during the year	(36)	(25)
Translation adjustment	4	(8)
Transfer	164
Assets as at end of the year	240	103
Ifrs Real Estate Funds [Member] | Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	5	5
Return on plan assets	(2)
Assets as at end of the year	3	5
Investment property [member] | Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	212	255
Return on plan assets	15	(15)
Assets purchases	25	4
Assets sold during the year	(22)	(14)
Translation adjustment	14	(18)
Transfer	49
Assets as at end of the year	293	212
Loan To Participants [Member] | Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	106	105
Return on plan assets	26	16
Assets purchases	280	67
Assets sold during the year	(292)	(74)
Translation adjustment	8	(8)
Assets as at end of the year	$ 128	$ 106